Note 4 - Securities	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of debt instruments [text block]
4.	Securities:

As at April 30, 2025, the Bank held securities totaling $104.8 million ( October 31, 2024 - $299.3 million), including accrued interest, comprised of US Treasury Bills with a carrying value of $98.7 million, Government of Canada bonds with a carrying value of $3.1 million and other securities with a carrying value of $3.0 million.